CONVERTlBLE DEBENTURES AND DERlVATlVES LlABlLlTlES (Tables)	3 Months Ended
Mar. 31, 2026
Convertlble Debentures And Derlvatlves Llabllltles
Schedule of Company’s Unsecured Debentures And Derivative Liability

	Unsecured Convertible debentures	Derivative liability	Total
	$	$	$
Balance at December 31, 2024	1,706,926	—	1,706,926
Amortization of OID	415,840	—	415,840
Accretion	407,023	—	407,023
Effect of foreign exchange	(97,151)	—	(97,151)
Balance at December 31, 2025	2,432,637	—	2,432,637

Amortization of OID	101,991	—	101,991
Accretion	110,261	—	110,261
Effect of foreign exchange	44,754	—	44,754

Closing balance, as at March 31, 2026	2,689,643	—	2,689,643

Schedule of Fair Value Measure Estimation Of Convertible Debenture
Share price	$2.50
Exercise price	$67.50
Time to maturity	0.58 years
Risk-free rate	2.58%
Expected volatility	41.91%
Dividend yield	Nil
Dilution factor	33.28%

Schedule of Fair Value Measure Of Estimated Inputs Of Convertible Debenture
Share price	$4.35
Exercise price	$67.50
Time to maturity	0.33 years
Risk-free rate	2.82%
Expected volatility	26%
Dividend yield	Nil
Dilution factor	33.26%